S000019342 [Member] Investment Objectives and Goals - iShares New York Muni Bond ETF	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® NEW YORK MUNI BOND ETF Ticker: NYFStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares New York Muni Bond ETF (the “Fund”) seeks to track the investment results of an index substantially composed of investment-grade municipal bonds issued in the State of New York.